Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated residual values of ships

Useful Life
Ships	30 years
Computer hardware and software	3‑10 years
Other property and equipment	3‑40 years
Leasehold improvements	Shorter of lease term or asset life
Ship improvements	Shorter of asset life or life of the ship

Schedule of revenues by destination

	Year Ended December 31,
	2019	2018	2017
North America	$3,807,576	$3,543,282	$3,285,903
Europe	1,666,751	1,462,698	1,347,381
Asia-Pacific	500,842	721,404	394,631
Other	487,207	327,742	368,260
Total revenue	$6,462,376	$6,055,126	$5,396,175